Note 8 - Equity: Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	6 Months Ended
Jun. 30, 2014
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

October 4, 2013 - Grant to consultant	2,888,888	0.65	4.51	Nil
October 17, 2013 - Granted with Units	77,778	0.65	4.55	Nil
November 21, 2013 - Granted with Units	1,000,000	0.65	4.64	Nil
Outstanding at December 31, 2013	5,803,666	$0.67	3.15	$ Nil
January 12, 2014 - Expiration of warrants previously granted to creditor	(1,837,000)	-	-	-
January 27, 2014 - Granted with Units	1,818,182	0.65	5.68	Nil
Outstanding at June 30, 2014	5,784,848	$0.65	4.73	$ Nil

* (remaining term as of June 30, 2013)
**(intrinsic value based on the closing share price of $0.5475 on June 30, 2014)